DERIVATIVE LIABILITY (Tables)	12 Months Ended
Jan. 31, 2019
DERIVATIVE LIABILITY [abstract]
Schedule of continuity of derivative liability
Balance, January 31, 2018 and 2017	$-
On acquisition - June 13, 2018	393,010
On acquisition - January 23, 2019	-
Fair value adjustment on derivative liabilities	(369,913)
Balance, January 31, 2019	$23,097

Schedule of calculation of fair value adjustment, derivative liability
	January 31,	January 23,	June 13,
	2019	2019	2018
Discount rate	1.91%	1.91%	1.91%
Expected life in years	2.5	1.0	3.0
Expected volatility of foreign exchange	5.84%	5.84%	6.66%